SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 83,414	$ 83,012	$ 37,354
Increase/ (Decrease), Contract with Customer Liability	402	45,658
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	39,108	36,000	15,568
Increase/ (Decrease), Contract with Customer Liability	3,108	20,432
Advance Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	253,338	250,955	$ 278,591
Increase/ (Decrease), Contract with Customer Liability	$ 2,383	$ (27,636)